ADVANCES TO VENDORS	6 Months Ended
Sep. 30, 2025
ADVANCES TO VENDORS
ADVANCES TO VENDORS

NOTE 4 —ADVANCES TO VENDORS

Advances to vendors, net, consist of the following:

	September 30,	March 31,
	2025	2025
	(Unaudited)
Advances to vendors for outsourcing the value-added services	$9,007,720	$9,400,197
Less: allowance for doubtful accounts	—	—
Advances to vendors, net	$9,007,720	$9,400,197

Advances to vendors represents balance paid to various vendors for performing the auto insurance aftermarket value-added services (such as car wash, car towing and car inspection, etc.) that the Company outsources to them, and such services have not been completed as of the balance sheet dates. Advances to vendors also include prepayment to external media channel operators in order to help customers to post their advertisements. These advances are interest free, unsecured, and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of September 30, 2025 and March 31, 2025, there was no allowance recorded as the Company considers all of the advance to vendors balance fully realizable.

The March 31, 2025 advance to supplier balance has been fully realized when the vendors have rendered the value-added services for the Company. For the balance as of September 30, 2025, approximately $5.0 million or 55.3% of advances to vendors balance has been realized subsequently when the vendors have rendered the value-added services for the Company.